Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 317,262	$ 45,695	¥ 272,859
Rental deposits	1,494	215	10,051
Interest receivable	11,690	1,684	9,944
Staff advances	7,712	1,111	6,529
Receivables from third-party payment platform	12,327	1,775	4,598
Other receivables	26,734	3,851	34,696
Prepaid expenses and other current assets	¥ 377,219	$ 54,331	¥ 338,677